SUBSIDIARIES (Details 1) $ in Thousands	Jul. 25, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Intangible Assets	$ 122,507
Net identifiable assets	(119,526)
Amobee
Disclosure of detailed information about business combination [line items]
Cash and Cash equivalents	18,919
Accounts Receivables	109,362
Other assets	14,232
Fixed Assets	23,254
Intangible Assets	122,507
Right-of-use assets	16,900
Deferred tax Assets	2,499
Trade payables	(105,693)
Other Payables	(49,909)
Financial Liabilities, net	(23,526)
Onerous contract	(9,019)
Net identifiable assets	$ 119,526